28 Net financial result (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfFinancialIncomeExpensesNetLineItems [Line Items]
Total financial expenses	R$ (786)	R$ (436)	R$ (204)
Total financial revenues	343	236	84
Net financial result	(443)	(200)	(120)
Cash and cash equivalents profitability [member]
DisclosureOfFinancialIncomeExpensesNetLineItems [Line Items]
Total financial expenses	39	57	4
Monetary restatement (assets) [member]
DisclosureOfFinancialIncomeExpensesNetLineItems [Line Items]
Total financial expenses	299	175	80
Other financial revenues [member]
DisclosureOfFinancialIncomeExpensesNetLineItems [Line Items]
Total financial expenses	5	4
Cost of debt [member]
DisclosureOfFinancialIncomeExpensesNetLineItems [Line Items]
Total financial expenses	(474)	(247)	(43)
Cost and discount of receivables [member]
DisclosureOfFinancialIncomeExpensesNetLineItems [Line Items]
Total financial expenses	(31)	(34)	(40)
Monetary restatement (liabilities) [member]
DisclosureOfFinancialIncomeExpensesNetLineItems [Line Items]
Total financial expenses	(11)	(8)	(1)
Interest on leasing liabilities [member]
DisclosureOfFinancialIncomeExpensesNetLineItems [Line Items]
Total financial expenses	(219)	(138)	(113)
Other financial expenses [member]
DisclosureOfFinancialIncomeExpensesNetLineItems [Line Items]
Total financial expenses	R$ (51)	R$ (9)	R$ (7)